Consolidated Statements of Shareholders Equity (USD $) In Thousands, unless otherwise specified	Common Stock [Member]	Additional Contributed Capital [Member]	Retained Earnings [Member]	Accumulated Other Comprehensive Earnings/(Loss) [Member]	Treasury Stock [Member]	Total
Beginning Balance at Dec. 31, 2011	$ 287,661	$ 39,161	$ 352,205	$ (115,146)	$ (300,584)	$ 263,297
Increase (Decrease) in Stockholders' Equity
Net (loss) earnings			20,333			20,333
Changes in fair market value of hedges, net of tax				(980)		(980)
Change in unrealized pension cost, net of tax				(5,787)		(5,787)
Cumulative translation adjustment, net of tax				1,309		1,309
Cash dividends			(4,738)			(4,738)
Acquired shares for treasury stock					(10,374)	(10,374)
Issued shares on exercise of stock options - net	1,679	(6)				1,673
Issued shares on vesting of restricted stock units	2,172	(3,430)				(1,258)
Tax benefit on vesting of restricted stock units		184				184
Stock compensation		4,099				4,099
Ending balance at Dec. 31, 2012	291,512	40,008	367,800	(120,604)	(310,958)	267,758
Increase (Decrease) in Stockholders' Equity
Net (loss) earnings			(3,929)			(3,929)
Changes in fair market value of hedges, net of tax				384		384
Change in unrealized pension cost, net of tax				37,738		37,738
Cumulative translation adjustment, net of tax				585		585
Cash dividends			(4,874)			(4,874)
Acquired shares for treasury stock					(6,208)	(6,208)
Issued shares on exercise of stock options - net	2,722	31				2,753
Issued shares on vesting of restricted stock units	2,930	(4,744)				(1,814)
Tax benefit on vesting of restricted stock units		117				117
Stock compensation		4,219				4,219
Ending balance at Dec. 31, 2013	297,164	39,631	358,997	(81,897)	(317,166)	296,729
Increase (Decrease) in Stockholders' Equity
Net (loss) earnings			26,522			26,522
Changes in fair market value of hedges, net of tax				(40)		(40)
Change in unrealized pension cost, net of tax				(21,062)		(21,062)
Cumulative translation adjustment, net of tax				(1,234)		(1,234)
Cash dividends			(5,374)			(5,374)
Acquired shares for treasury stock					(8,002)	(8,002)
Issued shares on exercise of stock options - net	1,328	(124)				1,204
Issued shares on vesting of restricted stock units	1,400	(3,311)				(1,911)
Tax benefit on vesting of restricted stock units		297				297
Stock compensation		2,660				2,660
Ending balance at Dec. 31, 2014	$ 299,892	$ 39,153	$ 380,145	$ (104,233)	$ (325,168)	$ 289,789